VIA EDGAR

__________________________________________

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549-0506

Re:	Separate Account VA BNY

File No. 811-08750, CIK 0000929519

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA BNY, a unit investment trust registered under the Act, recently mailed to its contract owners the semi annual reports for the following underlying management investment companies: AEGON/Transamerica Series Trust, AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., Janus Aspen Series, Franklin Variable Insurance Products Trust, MFS® Variable Insurance Trust; MTB Group of Funds; JP Morgan Series Trust II and Fidelity Variable Insurance Products Fund. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On August 31, 2007, AEGON/Transamerica Series Trust, filed its semi annual report with the Commission via EDGAR (CIK: 0000778207);

•	On August 23, 2007, AIM Variable Insurance Funds filed its semi annual report with the Commission via EDGAR (CIK: 0000896435);

•	On August 27, 2007, AllianceBernstein Variable Products Series Fund, Inc. filed its semi annual report with the Commission via EDGAR (CIK: 0000825316);

•	On August 23, 2007, Janus Aspen Series filed its semi annual report with the Commission via EDGAR (CIK: 0000906185);

•	On August 23, 2007, MFS® Variable Insurance Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000825316);

•	On August 28, 2007, MTB Group of Funds filed its semi annual report with the Commission via EDGAR (CIK: 0000830744);

Securities and Exchange Commission

•	On September 7, 2007, JP Morgan Series Trust II filed its semi annual report with the Commission via EDGAR (CIK: 0000916118); and

•	On August 20, 2007, Franklin Templeton Variable Insurance Products Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000837274)

•	On August 27, 2007, Fidelity Variable Insurance Products Fund filed its semi annual report with the Commission via EDGAR (CIK: 0000356494; 0000831016; 0000927384).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith, Assistant Vice President
Transamerica Financial Life Insurance Company